Business Combination - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Nov. 12, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Identifiable assets acquired and liabilities assumed
Goodwill (b-a)		$ 4,271	$ 4,271	$ 4,271
PCL and PML
Identifiable assets acquired and liabilities assumed
Cash and cash equivalent	$ 228
Account and other receivables, net	1,092
Inventories, net	1,565
Property, plant and equipment, net	2,864
Identifiable intangible assets, net	3,043
Prepaid expenses and other assets, current and non-current	537
Accounts payables	(1,449)
Accrued and other liabilities	(2,908)
Other long-term liabilities	(210)
Identifiable assets acquired and liabilities assumed (a)	4,762
Consideration (b)	9,033
Goodwill (b-a)	$ 4,271